Schedule of Investments (unaudited)	iShares® MSCI Frontier and Select EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 6.2%
Ahli United Bank BSC.	22,162,050	$19,762,078
Aluminium Bahrain BSC	473,305	1,566,803
Bahrain Telecommunications Co. BSC	1,356,557	1,827,933
GFH Financial Group BSC	4,758,244	1,472,372
Ithmaar Holding BSC(a)(b)	7,341,331	518,353
		25,147,539
Bangladesh — 5.9%
Bangladesh Export Import Co. Ltd.	2,033,162	3,064,101
Beacon Pharmaceuticals Ltd./Bangladesh	535,694	1,730,835
Beximco Pharmaceuticals Ltd.	1,036,804	1,926,067
BRAC Bank Ltd.	2,687,180	1,240,446
British American Tobacco Bangladesh Co. Ltd.	358,302	2,215,097
City Bank Ltd. (The)	2,754,543	733,225
Eastern Bank Ltd.	2,538,635	952,327
GrameenPhone Ltd.	361,191	1,245,822
International Finance Investment & Commerce
Bank Ltd.(b)	3,832,792	546,711
Islami Bank Bangladesh Ltd.	2,605,659	945,985
LafargeHolcim Bangladesh Ltd.	1,565,775	1,271,472
National Bank Ltd.(b)	7,458,651	628,291
Olympic Industries Ltd.	438,944	611,322
Renata Ltd.	88,568	1,328,097
Square Pharmaceuticals Ltd.	2,068,323	5,020,100
Summit Power Ltd.	1,404,593	594,071
		24,053,969
Colombia — 4.1%
Bancolombia SA	347,093	4,172,481
Cementos Argos SA	654,324	954,584
Corp. Financiera Colombiana SA(b)	128,875	875,119
Ecopetrol SA	6,732,593	5,571,801
Grupo Argos SA	432,175	1,552,162
Interconexion Electrica SA ESP	610,946	3,853,660
		16,979,807
Croatia — 0.2%
Valamar Riviera DD(b)	155,292	716,337

Egypt — 4.7%
Commercial International Bank Egypt SAE	7,462,880	16,555,159
Eastern Co. SAE	4,516,840	2,570,572
		19,125,731
Estonia — 0.9%
Enefit Green AS, NVS(b)	221,061	973,284
LHV Group AS	45,034	1,776,769
Tallink Grupp AS(b)	1,107,828	652,144
Tallinna Sadam AS(c)	256,804	417,947
		3,820,144
Jordan — 1.8%
Arab Bank PLC	338,346	2,293,955
Capital Bank of Jordan	200,754	829,632
Jordan Islamic Bank	165,576	835,235
Jordan Petroleum Refinery Co.	233,546	1,663,480
Jordan Phosphate Mines Co.	30,380	1,654,832
		7,277,134
Kazakhstan — 4.4%
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	339,778	3,228,151
Kaspi.KZ JSC	164,912	8,702,056
Security	Shares	Value

Kazakhstan (continued)
NAC Kazatomprom JSC, GDR	214,081	$6,010,878
		17,941,085
Kenya — 3.7%
East African Breweries Ltd.	144,403	174,322
Equity Group Holdings PLC/Kenya	9,414,166	3,667,333
KCB Group PLC	7,932,516	2,587,576
Safaricom PLC	39,672,405	8,840,521
		15,269,752
Lithuania — 0.5%
AB Ignitis Grupe	73,283	1,439,437
Siauliu Bankas AB	1,165,400	762,620
		2,202,057
Malta — 0.5%
MAS Real Estate Inc.	1,433,831	1,903,892

Morocco — 5.9%
Attijariwafa Bank	142,369	6,303,411
Banque Centrale Populaire	64,521	1,603,405
Ciments du Maroc SA	11,782	2,028,041
Co.Sucrerie Marocaine et de Raffinage	92,407	2,127,682
Hightech Payment Systems SA	1,256	797,191
Itissalat Al-Maghrib	584,657	7,389,161
Label Vie	3,745	1,785,359
Societe d’Exploitation des Ports	71,879	1,895,620
		23,929,870
Nigeria — 7.2%
Access Bank PLC	98,285,949	1,985,575
Afriland Properties PLC(b)	8,020	32
Dangote Cement PLC	13,249,572	7,414,407
FBN Holdings PLC	90,997,401	2,187,614
Guaranty Trust Holding Co. PLC	70,582,922	3,215,444
MTN Nigeria Communications PLC	12,232,696	5,683,879
Nestle Nigeria PLC	1,380,061	3,903,203
United Bank for Africa PLC	86,479,350	1,353,970
Zenith Bank PLC	75,603,390	3,581,615
		29,325,739
Oman — 1.4%
Bank Muscat SAOG	3,241,020	4,444,250
National Bank of Oman SAOG	1,346,176	702,718
Omani Qatari Telecommunications Co. SAOG	827,628	687,809
		5,834,777
Pakistan — 3.4%
Engro Corp. Ltd./Pakistan	958,786	1,295,684
Engro Fertilizers Ltd.	2,027,125	886,059
Fauji Fertilizer Co.Ltd.	1,633,526	948,249
Habib Bank Ltd.	1,937,083	1,009,676
Hub Power Co. Ltd. (The)	3,464,702	1,170,882
Lucky Cement Ltd.(b)	400,433	953,248
Mari Petroleum Co.Ltd.	91,360	743,697
MCB Bank Ltd.	1,364,296	920,328
Millat Tractors Ltd.	94,450	426,816
Oil & Gas Development Co. Ltd.	1,795,781	733,973
Pakistan Oilfields Ltd.	427,389	862,879
Pakistan Petroleum Ltd.	1,856,724	643,196
Pakistan State Oil Co. Ltd.	819,311	680,147
Systems Ltd.	547,300	939,521
TRG Pakistan	1,356,500	555,452

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
United Bank Ltd./Pakistan	1,611,425	$1,065,023
		13,834,830
Panama — 0.3%
Intercorp Financial Services Inc.	39,474	1,077,246

Peru — 4.9%
Cia. de Minas Buenaventura SAA, ADR.	250,214	2,136,827
Credicorp Ltd.	82,923	11,640,731
Southern Copper Corp.	98,533	6,087,369
		19,864,927
Philippines — 4.8%
Aboitiz Equity Ventures Inc.	605,340	612,417
AC Energy Corp.	3,015,470	410,799
Alliance Global Group Inc.	1,055,800	215,478
Ayala Corp.	90,240	1,199,154
Ayala Land Inc.	2,609,200	1,471,904
Bank of the Philippine Islands	627,120	1,183,313
BDO Unibank Inc.	683,470	1,738,753
Century Pacific Food Inc.	444,400	186,625
Converge Information and Communications Technology Solutions Inc.(b)	774,200	391,626
DMCI Holdings Inc.	1,228,200	211,000
Globe Telecom Inc.	9,340	431,923
GT Capital Holdings Inc.	28,270	270,700
International Container Terminal Services Inc.	367,430	1,520,855
JG Summit Holdings Inc.	1,039,430	1,078,384
Jollibee Foods Corp.	151,850	606,749
Manila Electric Co.	76,530	545,037
Megaworld Corp.	3,456,000	181,891
Metro Pacific Investments Corp.	3,930,000	275,792
Metropolitan Bank & Trust Co.	601,000	629,724
Monde Nissin Corp.(b)(c)	2,139,200	604,346
PLDT Inc.	29,795	1,080,611
Puregold Price Club Inc.	326,200	205,297
RL Commercial REIT Inc.	1,244,100	158,162
Robinsons Land Corp.	659,500	243,998
Robinsons Retail Holdings Inc.	162,610	165,132
Security Bank Corp.	147,680	259,964
SM Prime Holdings Inc.	4,039,700	2,841,855
Universal Robina Corp.	308,960	636,063
Wilcon Depot Inc.	479,600	242,604
		19,600,156
Romania — 5.5%
Banca Transilvania SA	15,674,853	8,598,225
BRD-Groupe Societe Generale SA	694,908	2,075,414
MED Life SA(b)	263,570	1,150,777
OMV Petrom SA	46,703,545	4,707,452
Societatea Energetica Electrica SA	463,410	863,609
Societatea Nationala de Gaze Naturale ROMGAZ SA	386,094	3,768,921
Teraplast SA.	3,742,386	617,418
Transgaz SA Medias	16,204	841,172
		22,622,988
Slovenia — 0.2%
Pozavarovalnica Sava dd	24,075	713,869

Sri Lanka — 0.5%
Commercial Bank of Ceylon PLC	1,482,825	222,012
Expolanka Holdings PLC	992,043	597,978
John Keells Holdings PLC	2,732,474	938,323
Security	Shares	Value

Sri Lanka (continued)
Sampath Bank PLC	2,891,749	$293,995
		2,052,308
Vietnam — 27.9%
Bank for Foreign Trade of Vietnam JSC	1,562,795	5,313,032
Bank for Investment and Development of Vietnam JSC	647,424	984,578
Bao Viet Holdings	321,210	727,386
CEO Group JSC(b)	418,600	797,849
Dat Xanh Group JSC(b)	1,004,280	1,195,239
Development Investment Construction(b)	745,300	1,935,889
Digiworld Corp., NVS	143,200	790,410
Duc Giang Chemicals JSC	278,200	2,677,962
Gelex Group JSC(b)	1,389,884	1,410,353
Ha Do JSC	331,340	734,393
Hoa Phat Group JSC(b)	7,272,703	10,865,660
Hoa Sen Group(b)	792,759	776,521
Hoang Huy Investment Financial Services JSC(b)	1,140,800	670,855
IDICO Corp. JSC	493,400	1,157,437
Khang Dien House Trading and Investment JSC(b)	1,058,670	1,918,832
KIDO Group Corp.	414,072	1,114,221
Kinh Bac City Development Share Holding Corp.(b)	664,420	1,272,301
Masan Group Corp.	1,883,256	9,120,026
Nam Long Investment Corp., NVS	576,600	1,187,264
National Citizen Commercial JSC, NVS(b)	62,900	100,358
No Va Land Investment Group Corp.(b)	2,242,533	7,540,614
PetroVietnam Drilling & Well Services JSC(b)	826,340	807,965
PetroVietnam Fertilizer & Chemicals JSC	458,700	1,177,361
PetroVietnam Gas JSC	192,300	976,123
PetroVietnam Power Corp.	1,918,940	1,119,889
PetroVietnam Technical Services Corp.	789,598	1,041,484
Phat Dat Real Estate Development Corp.(b)	887,336	2,096,133
Saigon - Hanoi Commercial Joint Stock Bank(b)	894,644	570,967
Saigon Beer Alcohol Beverage Corp.	212,480	1,406,455
Saigon Thuong Tin Commercial JSB(b)	1,865,880	1,793,605
Saigon-Hanoi Securities	1,076,800	845,095
SSI Securities Corp.	2,313,694	2,951,279
Tan Tao Investment & Industry JSC(b)	1,386,100	738,177
Thaiholdings JSC(b)	573,600	1,100,699
Thanh Thanh Cong - Bien Hoa JSC(b)	967,490	729,346
Van Phu - Invest Investment JSC(b)	299,600	794,541
Viet Capital Securities JSC	770,500	1,292,407
Vietjet Aviation JSC(b)	533,090	3,009,120
Vietnam Construction and Import-Export JSC	579,710	678,990
Vietnam Dairy Products JSC	2,428,874	7,509,691
Vincom Retail JSC(b)	3,087,080	4,014,153
Vingroup JSC(b)	3,163,334	10,738,580
Vinh Hoan Corp.	311,400	1,377,605
Vinhomes JSC(c)	3,611,888	10,829,312
VIX Securities JSC(b)	1,258,900	711,151
Vndirect Securities Corp.	3,036,240	3,303,044
		113,904,352
Total Common Stocks — 94.9%
(Cost: $350,672,469)		387,198,509

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Colombia — 1.7%
Bancolombia SA, Preference Shares, NVS	612,517	$6,872,538

Total Preferred Stocks — 1.7%
(Cost: $4,889,459)		6,872,538

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	241,139	241,139

Total Short-Term Securities — 0.0%
(Cost: $241,139)		241,139

Total Investments in Securities — 96.6%
(Cost: $355,803,067)		394,312,186

Other Assets Less Liabilities — 3.4%		13,716,712

Net Assets — 100.0%		$408,028,898

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,659	$216,492	(a)	$—		$(9)	$(3)	$241,139	241,139	$89	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	281		—
						$(9)	$(3)	$241,139		$370		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	336	06/17/22	$17,863	$45,895

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	271,489	NGN	117,256,000	CITI	10/28/22	$7,764

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,535,191	NGN	670,000,000	MS	10/28/22	$28,271
						36,035
USD	10,143,295	NGN	4,798,285,718	CITI	10/28/22	(648,697)
	Net unrealized depreciation					$(612,662)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$127,580,621	$259,099,535	$518,353	$387,198,509
Preferred Stocks	6,872,538	—	—	6,872,538
Money Market Funds	241,139	—	—	241,139
	$134,694,298	$259,099,535	$518,353	$394,312,186
Derivative financial instruments(a)
Assets
Futures Contracts	$45,895	$—	$—	$45,895
Forward Foreign Currency Exchange Contracts	—	36,035	—	36,035
Liabilities
Forward Foreign Currency Exchange Contracts	—	(648,697)	—	(648,697)
	$45,895	$(612,662)	$—	$(566,767)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity		Counterparty Abbreviations

ADR	American Depositary Receipt	CITI	Citibank N.A.
GDR	Global Depositary Receipt	MS	Morgan Stanley & Co. International PLC
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2022

Currency Abbreviations

NGN	Nigerian Naira
USD	United States Dollar